Shareholder Fees - FidelityFreedomFunds-RetailComboPRO	May 30, 2023 USD ($)
FidelityFreedomFunds-RetailComboPRO | Fidelity Freedom 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none